Business segment information (Tables)	12 Months Ended
Dec. 31, 2021
Business segment information
Schedule of certain information regarding the bank's operations by segment
The following table provides certain information regarding the Bank’s operations by segment:

	December 31, 2021
	Commercial	Treasury	Total
Interest income	129,758	11,125	140,883
Interest expense	(648)	(53,453)	(54,101)
Inter-segment net interest income	(45,318)	45,318	—
Net interest income	83,792	2,990	86,782
Other income (expense), net	19,188	(1,764)	17,424
Total income	102,980	1,226	104,206

Provision for credit losses	(1,050)	(1,278)	(2,328)
Gain (loss) on non-financial assets, net	742	—	742
Operating expenses	(30,751)	(9,172)	(39,923)
Segment profit (loss)	71,921	(9,224)	62,697

Segment assets	5,931,201	2,098,492	8,029,693
Segment liabilities	219,505	6,812,455	7,031,960

	December 31, 2020
	Commercial	Treasury	Total
Interest income	172,548	8,425	180,973
Interest expense	(690)	(87,833)	(88,523)
Inter-segment net interest income	(83,937)	83,937	—
Net interest income	87,921	4,529	92,450
Other income (expense), net	8,597	(1,890)	6,707
Total income	96,518	2,639	99,157

Reversal of (provision for) credit losses	1,889	(425)	1,464
Gain (loss) on non-financial assets, net	296	—	296
Operating expenses	(28,021)	(9,303)	(37,324)
Segment profit (loss)	70,682	(7,089)	63,593

Segment assets	4,989,009	1,293,081	6,282,090
Segment liabilities	92,309	5,139,955	5,232,264

	December 31, 2019
	Commercial	Treasury	Total
Interest income	253,462	20,220	273,682
Interest expense	(730)	(163,437)	(164,167)
Inter-segment net interest income	(144,334)	144,334	—
Net interest income	108,398	1,117	109,515
Other income (expense), net	15,577	1,565	17,142
Total income	123,975	2,682	126,657

(Provision for) reversal of credit losses	(744)	314	(430)
Gain (loss) on non-financial assets, net	500	—	500
Operating expenses	(31,183)	(9,491)	(40,674)
Segment profit (loss)	92,548	(6,495)	86,053

Segment assets	5,967,157	1,273,678	7,240,835
Segment liabilities	134,657	6,081,693	6,216,350

Schedule of reconciliation of information on reportable segments
Reconciliation information on reportable segments

	2021	2020	2019
Profit for the year	62,697	63,593	86,053

Assets:
Assets from reportable segments	8,029,693	6,282,090	7,240,835
Other assets - unallocated	8,418	6,808	8,831
Total assets	8,038,111	6,288,898	7,249,666

Liabilities:
Liabilities from reportable segments	7,031,960	5,232,264	6,216,350
Other liabilities - unallocated	14,361	18,714	17,149
Total liabilities	7,046,321	5,250,978	6,233,499

Schedule of geographic information analyses the bank's revenue and non-current assets by the bank's country
The geographic information analyzes the Bank’s revenue and non-current assets by the Bank’s country of domicile and other countries. In presenting the geographic information below, segment revenue is based on customer’s country risk and segment non-current assets are based on the geographic location of the assets.

2021	Panama	Brazil	Mexico	Colombia	Guatemala	Ecuador	Argentina	Other	Total
Total revenues	5,872	9,802	17,318	12,116	10,862	8,990	5,454	33,792	104,206
Non-current assets*	18,795	138	75	51	—	—	157	158	19,374

2020	Panama	Brazil	Mexico	Colombia	Guatemala	Ecuador	Argentina	Other	Total
Total revenues	7,580	7,054	14,480	13,462	8,494	9,242	8,163	30,682	99,157
Non-current assets*	19,888	129	535	56	—	—	212	591	21,411

2019	Panama	Brazil	Mexico	Colombia	Guatemala	Ecuador	Argentina	Other	Other
Total revenues	8,649	13,122	18,757	10,348	7,906	13,640	14,889	39,346	126,657
Non-current assets*	20,976	222	1,510	55	—	—	185	725	23,673
* Includes equipment and leasehold improvements, intangibles and investment properties